Annual Fund Operating Expenses - Mid-Cap Index Portfolio - Mid-Cap Index Portfolio	Apr. 29, 2021
Operating Expenses:
Management Fees	0.16%
12b-1 Distribution Fee	none
Other Expenses	0.01%
Total Annual Portfolio Operating Expenses	0.17%